SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement of comprehensive income [abstract]
Revenues		$ 5,429	$ 5,138	$ 10,821	$ 10,325
Net income (loss) attributable to partnership		69	8	194	178
Statement of financial position [abstract]
Current assets		12,166		12,166		$ 9,607
Non-current assets		96,525		96,525		94,983
Current liabilities		13,769		13,769		10,903
Non-current liabilities		65,273		65,273		63,834
Redeemable Partnership Units held by Brookfield		1,830		1,830		1,926
BIPC exchangeable shares and class A.2 exchangeable shares		1,273		1,273		1,355
Exchangeable units	[1]	54		54		62
Perpetual subordinated notes		293		293		293
In operating subsidiaries		20,909		20,909		20,568
Preferred unitholders		822		822		918
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		(6)	(38)	20	18
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		5,560		5,560		5,915
Current liabilities		0		0		0
Non-current liabilities		0		0		0
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
The fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		0		0		0
Current liabilities		0		0		0
Non-current liabilities		3,730		3,730		3,392
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
BIPC holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		5,251		5,251		4,962
Current liabilities		0		0		0
Non-current liabilities		1,102		1,102		815
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
Subsidiaries of our partnership other than the fincos and BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income (loss) attributable to partnership		69	8	194	178
Statement of financial position [abstract]
Current assets		0		0		0
Non-current assets		8,321		8,321		8,530
Current liabilities		0		0		0
Non-current liabilities		0		0		0
Redeemable Partnership Units held by Brookfield		0		0		0
BIPC exchangeable shares and class A.2 exchangeable shares		0		0		0
Exchangeable units		0		0		0
Perpetual subordinated notes		0		0		0
In operating subsidiaries		0		0		0
Preferred unitholders		0		0		0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		5,429	5,138	10,821	10,325
Net income (loss) attributable to partnership		6	$ 38	(20)	$ (18)
Statement of financial position [abstract]
Current assets		12,166		12,166		9,607
Non-current assets		77,393		77,393		75,576
Current liabilities		13,769		13,769		10,903
Non-current liabilities		60,441		60,441		59,627
Redeemable Partnership Units held by Brookfield		1,830		1,830		1,926
BIPC exchangeable shares and class A.2 exchangeable shares		1,273		1,273		1,355
Exchangeable units		54		54		62
Perpetual subordinated notes		293		293		293
In operating subsidiaries		20,909		20,909		20,568
Preferred unitholders		$ 822		$ 822		$ 918

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.